Contingencies - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Contingencies
Number of investors | item		44
Aggregate claim amount		¥ 140,000,000.0
Fee for providing consultancy services		500,000
Amount awarded	¥ 99,000,000.0
Contingent liabilities			¥ 99,000,000.0			¥ 0
Litigation	99,000,000	99,000,000		$ 13,944
Other current liabilities
Contingencies
Litigation	99,000,000.0	¥ 99,000,000.0
Camsing Incident
Contingencies
Percentage of investors accepted the settlement plan		72.70%	72.70%
Percentage of outstanding fund agreed for settlement			75.40%
Investor's outstanding investments	¥ 3,400,000,000	¥ 3,400,000,000	¥ 3,400,000,000
Amount of liability on the litigation settlement			¥ 469,000,000.0		$ 68,000